5. Convertible Notes Payable (Details - Convertible note activity) (Sep. 2018 Note) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Convertible debt, beginning balance	$ 992,591	$ 1,293,211
Convertible debt, ending balance		992,591
November 2014 10% Convertible Notes [Member]
Convertible debt, beginning balance	527,780
Increase in principal balance under the second amendment	165,031
Conversions during the period	(80,000)
Convertible debt, ending balance	612,811	527,780
December 2016 10% Convertible Notes [Member]
Convertible debt, beginning balance	379,780	680,400
Conversions during the period	(300,620)	(300,620)
Convertible debt, ending balance	$ 379,780	$ 379,780